1 (212) 318-6054

vadimavdeychik@paulhastings.com

April 14, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Gabelli Multimedia Trust Inc. (the “Fund”) Registration Statement on Form N-2
File No.: 333-218771; 811-08476

Ladies and Gentlemen:

On behalf of the Fund, transmitted herewith is a copy of the Fund’s Pre-Effective Amendment number one (the “Amendment”) to the Fund’s Registration Statement on Form N-2 for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”).

The Amendment is being filed in order to respond to Staff comments and make certain other applicable changes.

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Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Sincerely,

/s/Vadim Avdeychik

Vadim Avdeychik

for Paul Hastings LLP

 Paul Hastings LLP  |  200 Park Avenue  |  New York, NY 10166

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